Document and Entity Information (USD $)	9 Months Ended
Aug. 31, 2012
Document and Entity Information:
Entity Registrant Name	Kolasco Corp
Document Type	10-Q
Document Period End Date	Aug. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001542261
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding	2,000,000
Entity Public Float	$ 1,600,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3